WARRANTS - Key assumptions used in the Black-Scholes model for Common Stock Warrants (Details) - Common Stock Warrants	Sep. 30, 2021 Y	Dec. 31, 2020	Dec. 31, 2020 Y	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Expected volatility
WARRANTS
Warrants measurement input	20.5	57.0			55.0	58.0
Expected term (in years)
WARRANTS
Warrants measurement input	0.25		1.0	1.0	2.0	4.0
Risk-free interest rate
WARRANTS
Warrants measurement input	0.1	1.7			1.7	1.7
Expected dividend yield
WARRANTS
Warrants measurement input	0.0	0.0			0.0	0.0